Document and Entity Information	9 Months Ended
Mar. 31, 2016
Document and Entity Information:
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Document Type	10-12G
Document Period End Date	Mar. 31, 2016
Trading Symbol	rmhb
Amendment Flag	false
Entity Central Index Key	0001670869
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q4